Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 2.3%
New York Times Co. - Class A	193	$ 14,454
Nexstar Media Group, Inc.	33	6,287
Warner Music Group Corp. - Class A	120	3,115
		23,856

Consumer Discretionary - 6.7%
Bath & Body Works, Inc.	293	5,895
Boyd Gaming Corp.	57	4,848
Choice Hotels International, Inc.	38	4,237
Crocs, Inc. (a)	93	11,905
Gentex Corp.	252	5,887
Grand Canyon Education, Inc. (a)	52	7,558
H&R Block, Inc.	230	10,127
Vail Resorts, Inc.	30	4,481
Wingstop, Inc.	35	4,532
Wyndham Hotels & Resorts, Inc.	107	8,010
YETI Holdings, Inc. (a)	86	4,209
		71,689

Consumer Staples - 1.1%
Coca-Cola Consolidated, Inc.	59	11,086

Energy - 3.8%
Antero Midstream Corp.	776	17,049
DT Midstream, Inc.	166	22,908
		39,957

Financials - 4.5%
Essent Group Ltd.	231	15,237
Euronet Worldwide, Inc. (a)	46	3,281
MGIC Investment Corp.	519	15,591
Morningstar, Inc.	25	4,814
Voya Financial, Inc.	88	8,750
		47,673

Health Care - 15.9%
Chemed Corp.	23	12,242
Doximity, Inc. - Class A (a)	525	10,978
Exelixis, Inc. (a)	535	28,371
Globus Medical, Inc. - Class A (a)	92	7,249
HealthEquity, Inc. (a)	114	11,469
Jazz Pharmaceuticals PLC (a)	106	26,803
Lantheus Holdings, Inc. (a)	69	6,875
Medpace Holdings, Inc. (a)	66	38,089
Neurocrine Biosciences, Inc. (a)	164	27,355
		169,431

Industrials - 28.5% (b)
Acuity, Inc.	30	9,852
Advanced Drainage Systems, Inc.	88	12,186
Carlisle Cos., Inc.	54	19,436

Curtiss-Wright Corp.	32		23,168
Donaldson Co., Inc.	107		10,084
ExlService Holdings, Inc. (a)	166		5,632
Exponent, Inc.	114		7,621
Genpact Ltd.	157		5,522
Graco, Inc.	258		20,480
Landstar System, Inc.	53		9,263
Lincoln Electric Holdings, Inc.	64		16,724
Mueller Industries, Inc.	371		24,638
nVent Electric PLC	128		19,690
Owens Corning	76		10,556
Paylocity Holding Corp. (a)	115		15,858
RB Global, Inc.	183		20,082
Simpson Manufacturing Co., Inc.	34		6,383
Sterling Infrastructure, Inc. (a)	54		32,226
Tetra Tech, Inc.	248		8,224
UL Solutions, Inc.	78		7,148
Watsco, Inc.	30		9,279
Watts Water Technologies, Inc. - Class A	27		9,336
			303,388

Information Technology - 35.4% (b)
Appfolio, Inc. - Class A (a)	36		6,487
Bentley Systems, Inc. - Class B	305		10,809
Cirrus Logic, Inc. (a)	80		10,348
Cognex Corp.	203		13,244
Commvault Systems, Inc. (a)	132		15,550
Crane NXT Co.	56		2,909
Docusign, Inc. (a)	698		38,271
Dolby Laboratories, Inc. - Class A	104		6,116
Dropbox, Inc. - Class A (a)	649		21,131
Everpure, Inc. - Class A (a)	677		52,244
InterDigital, Inc.	66		20,119
Lattice Semiconductor Corp. (a)	310		38,524
Littelfuse, Inc.	20		8,843
Manhattan Associates, Inc. (a)	203		38,846
Okta, Inc. (a)	151		21,431
Onto Innovation, Inc. (a)	51		13,188
Qualys, Inc. (a)	149		21,568
Rambus, Inc. (a)	267		24,305
Synaptics, Inc. (a)	41		4,400
Universal Display Corp.	56		4,489
Vontier Corp.	117		3,759
			376,581

Materials - 1.7%
Eagle Materials, Inc.	46		9,427
NewMarket Corp.	8		6,802
Olin Corp.	124		2,295
			18,524
TOTAL COMMON STOCKS (Cost $1,022,705)			1,062,185

TOTAL INVESTMENTS - 99.9% (Cost $1,022,705)			1,062,185
Other Assets in Excess of Liabilities - 0.1%		0.00120	1,273
TOTAL NET ASSETS - 100.0%			$ 1,063,458

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,062,185	$ –	$ –	$ 1,062,185
Total Investments	$ 1,062,185	$ –	$ –	$ 1,062,185

Refer to the Schedule of Investments for further disaggregation of investment categories.